Composition of the Main Items of the Consolidated Statement of Financial Situation and Comprehensive Results (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Debt Securities at Fair Value through Profit or Loss
Debt securities at fair value through profit or loss

	12/31/2018	12/31/2017	01/01/2017
Government securities	3,732,263	2,297,021	356,753
Corporate securities	74,528	77,849	—
Securities issued by the BCRA	11,305,324	14,463,055	425,794

	15,112,115	16,837,925	782,547

Summary of Other Financial Assets
Other financial assets

	12/31/2018	12/31/2017	01/01/2017
Participation Certificates in Financial Trusts	10,947	5,308	—
Investments in Mutual Funds	655,562	1,005,267	2,184,598
Other investments	7,938	—	—
Receivable from spot sales pending settlement	4,122	33,470	8,743
Several debtors	646,755	874,912	1,049,672
Miscellaneous debtors for credit card operations	372,730	469,838	215,230

	1,698,054	2,388,795	3,458,243

Summary of Other Debt Securities
Other debt securities

	12/31/2018	12/31/2017	01/01/2017
Negotiable obligations	2,560	5,368	67,259
Debt securities from Financial trusts	1,211	86,810	65,604
Government securities	4,307,292	437,666	3,669,884
Others	32	47	—

	4,311,095	529,891	3,802,747

Summary of Financial Assets in Guarantee
Financial assets in guarantee

	12/31/2018	12/31/2017	01/01/2017
Securities pledged as collateral for repo transactions	—	—	1,087,596
Special guarantees accounts in the Argentine Central Bank	1,357,904	1,262,755	986,414
Deposits in guarantee	649,313	658,464	625,382

	2,007,217	1,921,219	2,699,392

Summary of Inventories
Inventories

	12/31/2018	12/31/2017	01/01/2017
Electronics	60,084	127,793	31,050
Home and Health care	10,774	28,385	25,113
Tools and Workshop Equipment	237	700	361
Obsolescence Reserve	(1,177)	(572)	(695)

	69,918	156,306	55,829

Summary of Investments in Equity Instruments
Investments in equity instruments

	12/31/2018	12/31/2017	01/01/2017
At fair value through profit or loss	1,603	57,191	4,846
At fair value through Other Comprehensive Income	8,801	11,690	1,351

	10,404	68,881	6,197

Summary of Non-financial Assets
Other non-financial assets

	12/31/2018	12/31/2017	01/01/2017
Other Miscellaneous assets	721,012	542,891	42,058
Loans to employees	131,581	125,992	279,172
Payments in advance	31,572	29,051	507
Works of art and collector’s pieces	4,483	5,520	6,366

	888,648	703,454	328,103

Summary of Deposits
Deposits

	12/31/2018	12/31/2017	01/01/2017
Non-financial sector	11,105,477	9,112,185	4,767,148
Financial sector	25,236	23,183	20,902
Current accounts	6,687,156	8,385,982	8,025,250
Savings accounts	46,859,639	43,672,080	28,971,875
Time deposits and investments accounts	27,184,300	19,592,401	22,567,275
Others	3,044,206	2,499,152	1,723,259

	94,906,014	83,284,983	66,075,709

Summary of Liabilities at Fair Value through Profit or Loss
Liabilities at fair value through profit or loss

	12/31/2018	12/31/2017	01/01/2017
Liabilities for transactions in local currency	115,200	—	—
Liabilities for transactions in foreign currency	152,886	—	—

	268,086	—	—

Summary of Other Financial Liabilities
Other financial liabilities

	12/31/2018	12/31/2017	01/01/2017
Amounts payable for spot transactions pending settlement	552,612	37,317	2,067
Collections and other operations on behalf of third parties	3,216,778	3,686,085	4,220,551
Fees accrued to pay	36,460	12,557	30,319
Financial guarantee contracts	36,572	500,892	425,867
Liabilities associated with the transfer of financial assets not derecognized	385,545	1,537,704	905,859
Others	39,272	—	—

	4,267,239	5,774,555	5,584,663

Summary of Financing Received from the Argentine Central Bank and Other Financial Institutions
Financing received from the Argentine Central Bank and other financial institutions

	12/31/2018	12/31/2017	01/01/2017
Financing received from local financial institutions	1,247,264	1,094,049	1,925,670
Financing received from international institutions	6,785,573	4,111,717	1,235,657

	8,032,837	5,205,766	3,161,327

Summary of Provisions
Provisions

	12/31/2018	12/31/2017	01/01/2017
Social Security’s Provision	82,720	109,665	107,592
Tax and Legal Provision	288	480	1,771
Others	3,907	8,212	7,868

	86,915	118,357	117,231

Summary of Other Non-financial Liabilities
Other non-financial liabilities

	12/31/2018	12/31/2017	01/01/2017
Payroll and social securities	2,274,800	2,618,880	2,438,384
Sundry creditors	1,496,847	1,779,547	972,917
Revenue from contracts with customers	124,407	75,584	81,240
Tax payable	1,138,559	860,839	954,271
Social security payment orders pending settlement	221,797	182,398	152,491
Other	148,588	95,806	89,891

	5,404,998	5,613,054	4,689,194

Schedule of Estimated Use of Liability

The following table shows the estimated use of the liability recorded as of December 31, 2018:

Item	Maturity			Total
	Up to 12 months	Up to 24 months	More than 24 months
Revenue from contracts with customers	55,124	39,968	29,315	124,407

Summary of Interest Income
Interest Income

	12/31/2018	12/31/2017
Interest on overdrafts	3,250,648	1,886,213
Interest on promissory notes	4,077,348	2,448,911
Interest on personal loans	10,928,385	10,757,018
Interest on corporate unsecured loans	3,018,809	1,989,510
Interest on credit card loans	3,412,689	3,285,212
Interest on mortgage loans	1,968,843	171,077
Interest on automobile and other secured loan	492,218	49,185
Interest on foreign trade loans	1,169,104	584,527
Interest on financial leases	921,149	742,115
Others	1,177,049	351,063

Total	30,416,242	22,264,831

Summary of Interests Expenses
Interest Expenses

	12/31/2018	12/31/2017
Interest on current accounts deposits	5,129,252	1,017,089
Interest on time deposits	6,495,145	3,761,294
Interest on other financial liabilities	4,743,168	2,899,854
Interest from financing from financial sector	739,476	248,796
Others	306,319	382,632

Total	17,413,360	8,309,665

Summary of Net Income from Financial Instruments at Fair Value through Profit or Loss
Net income from financial instruments at fair value through profit or loss

	12/31/2018	12/31/2017
Income from corporate and government securities	1,828,166	815,069
Income from securities issued by the Argentine Central Bank	6,176,054	2,838,803
Derivatives	(1,693,849)	(108,225)

Total	6,310,371	3,545,647

Summary of Service Fee Income
Service fee income

	12/31/2018	12/31/2017
Commissions from deposits accounts	2,209,321	2,334,411
Commissions from credit and debit cards	2,185,031	2,339,449
Commissions from loans operations	391,181	353,234
Others	1,142,156	1,036,625

Total	5,927,689	6,063,719

Summary of Service Fee Expenses
Service fee expenses

	12/31/2018	12/31/2017
Commissions paid	1,364,684	1,178,993
Export and foreign currency operations	53,496	41,434

Total	1,418,180	1,220,427

Summary of Income from Insurance Activities
Income from insurance activities

	12/31/2018	12/31/2017
Accrued premiums	1,471,543	1,585,113
Accrued losses	(332,040)	(405,501)
Production expenses	(290,839)	(280,121)

Total	848,665	899,491

Summary of Other Operating Incomes
Other operating income

	12/31/2018	12/31/2017
Loans recovered and allowances reversed	317,799	303,409
Insurance commissions	397,148	353,778
Rental from safety boxes	239,282	232,974
Commissions from trust services	7,620	159,193
Returns of risk funds	280,487	106,944
Commissions from financial guarantees	470,612	29,615
Default interests	241,457	151,193
Others	519,153	500,918

Total	2,473,558	1,838,024

Summary of Personnel Expenses
Personnel expenses

	12/31/2018	12/31/2017
Payroll and social securities	6,506,885	6,668,299
Others expenses	2,271,695	2,067,939

Total	8,778,580	8,736,238

Summary of Administration Expenses
Administration expenses

	12/31/2018	12/31/2017
Directors’ and statutory auditors’ fees	163,507	129,523
Professional fees	1,651,977	1,098,685
Advertising and publicity	411,692	437,572
Taxes	1,071,587	1,087,403
Maintenance, security and services	550,507	522,748
Rent	464,861	403,858
Others	1,286,377	1,238,742

Total	5,600,508	4,918,531

Summary of Depreciation and Impairment of Non-financial Assets
17.23	Depreciation and impairment of non-financial assets

	12/31/2018	12/31/2017
Depreciation of property, plant and equipment	209,663	357,377
Depreciation of other non-financial assets	73,942	17,815
Depreciation of intangible assets	148,506	246,796
Impairment of other-non financial assets	278	—

Total	432,389	621,988

Summary of Other Operating Expenses
Other operating expenses

	12/31/2018	12/31/2017
Promotions related with credit cards	423,199	423,746
Turnover tax	2,802,684	2,248,817
Fair value on initial recognition of loans	386,313	426,963
Contributions made to deposit insurance system	154,629	134,948
Others	545,115	922,350

Total	4,311,940	4,156,824